Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 156.1%

County/City/Special District/School District — 31.6%
Battle Creek School District, Refunding GO, (Q-SBLF), 5.00%, 05/01/37	$1,170	$1,197,824
Berkley School District, GO, (Q-SBLF), 5.00%, 05/01/35	2,965	3,024,445
Byron Center Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/43	4,475	4,553,536
Series I, (Q-SBLF), 5.00%, 05/01/47	740	750,171
Columbia School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	5,185	5,273,985
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.50%, 05/01/41	425	411,825
Series I, (Q-SBLF), 4.50%, 05/01/43	320	305,741
Series I, (Q-SBLF), 4.00%, 05/01/45	850	729,092
Series I, (Q-SBLF), 4.00%, 05/01/48	745	627,227
Series I, (Q-SBLF), 4.13%, 05/01/52	1,000	836,298
County of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	1,729,782
Dearborn School District, GO, Series A, (Q-SBLF), 5.00%, 11/01/23(a)	4,300	4,373,796
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,158,108
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,549,487
(AGM), 5.00%, 05/01/34	1,500	1,542,392
(AGM), 5.00%, 05/01/35	1,000	1,022,492
Fraser Public School District, Refunding GO
(Q-SBLF), 5.00%, 05/01/43	2,000	2,043,722
(Q-SBLF), 5.00%, 05/01/47	3,225	3,283,169
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	781,438
Grandville Public Schools, GO
Series I, (AGM), 4.00%, 05/01/38	910	855,190
Series II, (AGM), 5.00%, 05/01/40	3,250	3,308,094
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/45	4,000	4,095,216
Hudsonville Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/43	1,875	1,659,868
Series I, (Q-SBLF), 4.00%, 05/01/44	1,950	1,713,252
Jackson Public Schools, GO, (Q-SBLF), 5.00%, 05/01/42	4,000	4,098,832
Kentwood Public Schools, GO 5.00%, 05/01/41	1,120	1,140,041
5.00%, 05/01/44	1,815	1,840,751
Lake Orion Community School District, GO
(Q-SBLF), 4.00%, 05/01/38	750	689,861
(Q-SBLF), 4.00%, 05/01/39	1,000	911,852
(Q-SBLF), 4.00%, 05/01/40	1,000	904,109
Lowell Area Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/47	1,500	1,526,045
Series I, (Q-SBLF), 5.00%, 05/01/49	1,750	1,777,034
Ludington Area School District, GO
Series II, (BAM Q-SBLF), 4.00%, 11/01/39	1,925	1,824,511
Series II, (BAM Q-SBLF), 4.00%, 11/01/40	1,975	1,856,818
Series II, (BAM Q-SBLF), 4.00%, 11/01/44	2,015	1,834,688
Michigan Finance Authority, RB 5.00%, 11/01/34	215	224,077
5.00%, 11/01/38	2,500	2,569,625
5.00%, 11/01/43	4,000	4,060,888
Series H-1, 5.00%, 10/01/39	5,400	5,454,583
Mona Shores Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,028,586

Security	Par (000)	Value

County/City/Special District/School District (continued)
Mona Shores Public Schools, GO (continued)
Series I, (Q-SBLF), 5.00%, 05/01/43	$1,025	$1,052,323
Series I, (Q-SBLF), 5.00%, 05/01/44	1,525	1,561,871
Novi Community School District, GO, Series II, 4.00%, 05/01/47	1,150	975,942
Portage Public Schools, GO, 4.00%, 11/01/44	3,940	3,433,891
Swartz Creek Community Schools, GO, (Q-SBLF), 5.00%, 05/01/44	4,270	4,369,743
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 11/01/23(a)	5,480	5,574,048
(Q-SBLF), 5.00%, 05/01/47	4,015	4,120,860
(Q-SBLF), 5.00%, 05/01/49	2,500	2,554,813
West Ottawa Public Schools, GO
(AGM), 4.00%, 11/01/39	1,105	1,015,515
(AGM), 4.00%, 11/01/40	800	728,455
(AGM), 4.00%, 11/01/41	845	761,111
(AGM), 4.00%, 11/01/46	3,455	2,995,969
Zeeland Public Schools, GO
Series A, (AGM), 5.00%, 05/01/25(a)	2,000	2,080,824
Series A, (AGM), 5.00%, 05/01/33	1,000	1,025,747

		110,819,563

Education — 32.8%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	10,000	8,910,680
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,630,058
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,795,364
Michigan Finance Authority, Refunding RB 4.00%, 02/01/29	700	639,284
5.00%, 02/01/33	830	781,533
4.00%, 12/01/33	1,720	1,589,239
5.00%, 12/01/36	1,550	1,550,150
5.00%, 09/01/40	1,000	893,978
5.00%, 12/01/40	2,900	2,883,841
5.00%, 12/01/45	4,400	4,208,217
4.00%, 09/01/46	1,750	1,412,311
Series 25-A, AMT, 4.00%, 11/01/28	8,750	8,346,362
Series 25-A, AMT, 4.00%, 11/01/29	5,900	5,591,926
Series 25-A, AMT, 4.00%, 11/01/30	2,850	2,727,772
Series 25-A, AMT, 4.00%, 11/01/31	3,150	2,983,806
Michigan State University, RB, Series B, 5.00%, 02/15/44	5,750	5,913,858
Michigan State University, Refunding RB, Series C, 4.00%, 02/15/44	2,275	1,991,539
Michigan Technological University, RB, Series A, 5.00%, 10/01/45	1,800	1,813,522
Michigan Technological University, Refunding RB 5.00%, 10/01/32	1,250	1,356,679
5.00%, 10/01/33	1,325	1,420,503
5.00%, 10/01/34	1,400	1,488,987
Oakland University, RB, 5.00%, 03/01/41	3,635	3,679,191
University of Michigan, RB, Series A, 5.00%, 04/01/24(a)	3,425	3,506,553
Wayne State University, RB
Series A, 5.00%, 11/15/40	13,000	13,061,061
Series A, 4.00%, 11/15/48	2,000	1,692,750
Western Michigan University, RB, Series A, (AGM), 5.00%, 11/15/51	5,000	5,075,410
Western Michigan University, Refunding RB (AGM), 5.00%, 11/15/23(a)	1,750	1,781,124
5.25%, 11/15/23(a)	8,475	8,647,144

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Western Michigan University, Refunding RB (continued)
(AGM), 5.25%, 11/15/23(a)	$1,000	$1,020,312
5.00%, 11/15/49	14,330	14,640,244

		115,033,398

Health — 32.6%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	4,230	4,116,670
Series A, 5.00%, 07/01/47	2,200	2,095,623
Series A, 5.00%, 07/01/49	2,610	2,458,897
Series B, 4.00%, 07/01/49	2,000	1,579,930
Kalamazoo Economic Development Corp., Refunding RB 5.00%, 05/15/32	805	731,531
5.00%, 05/15/42	425	356,923
Kentwood Economic Development Corp., RB, 4.00%, 11/15/45	750	575,804
Kentwood Economic Development Corp., Refunding RB, 5.00%, 11/15/41	2,335	2,136,798
Michigan Finance Authority, RB
Series S, 5.00%, 11/01/44	2,000	1,958,328
Series S, 4.00%, 11/01/46	1,025	844,091
Michigan Finance Authority, Refunding RB 5.00%, 04/15/37	2,000	2,089,442
5.00%, 11/15/37	3,000	3,001,353
5.00%, 04/15/38	3,120	3,232,192
5.00%, 11/15/41	1,000	982,803
4.00%, 04/15/42	3,210	2,799,913
5.00%, 11/15/45	3,750	3,649,567
5.00%, 12/01/45	21,445	20,933,172
4.00%, 11/15/46	8,500	6,902,161
Series 2, 4.00%, 03/01/51	6,000	4,816,752
Series A, 4.00%, 12/01/49	1,500	1,227,286
Series S, 5.00%, 05/15/32	1,000	1,024,227
Series S, 5.00%, 05/15/33	2,000	2,038,976
Series S, 5.00%, 05/15/34	6,500	6,601,991
Series S, 5.00%, 05/15/35	4,945	5,009,414
Michigan State Hospital Finance Authority, Refunding RB 5.00%, 11/15/46	2,235	2,174,199
5.00%, 11/15/47	1,915	1,852,743
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/43	1,220	1,105,269
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(a)	27,365	27,975,567

		114,271,622

Housing — 8.9%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	989,615
Series A, 4.63%, 10/01/39	3,490	3,392,088
Series A, 4.30%, 10/01/40	3,320	3,112,158
Series A, 4.00%, 10/01/43	7,420	6,473,001
Series A, 4.75%, 10/01/44	5,000	4,783,805
Series A, 2.45%, 10/01/46	5,000	3,116,610
Series D, 5.50%, 06/01/53(b)	6,580	6,795,712
AMT, (GNMA), 4.75%, 04/20/37	2,725	2,623,499

		31,286,488

State — 24.3%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,239
Series F, 5.25%, 10/01/41	8,595	8,599,177

Security	Par (000)	Value

State (continued)
Michigan State Building Authority, Refunding RB
Series I, 4.00%, 10/15/40	$3,300	$2,930,064
Series I, 5.00%, 04/15/41	4,750	4,849,237
Series I, 4.00%, 10/15/46	4,250	3,638,497
Series I, 5.00%, 10/15/47	5,000	5,151,475
Series I, 4.00%, 10/15/49	7,000	5,938,919
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,064,794
AMT, (AGM), 4.25%, 12/31/38	14,000	11,802,560
AMT, 5.00%, 12/31/43	15,000	13,268,235
State of Michigan Trunk Line Revenue, RB 4.00%, 11/15/44	25,910	22,888,246
Series B, 4.00%, 11/15/45	2,000	1,791,888

		84,924,331

Tobacco — 1.4%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/40	1,250	1,057,952
Series B-2, Class 2, 0.00%, 06/01/65(c)	50,000	3,690,350

		4,748,302

Transportation — 9.2%
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/51	8,435	8,488,782
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,004,953
Series D, 5.00%, 12/01/35	3,850	3,907,492
Series D, 5.00%, 12/01/45	7,500	7,251,232
Series B, AMT, 5.00%, 12/01/42	1,000	968,916
Series B, AMT, 5.00%, 12/01/47	1,250	1,166,934
Series C, AMT, 5.00%, 12/01/39	1,475	1,452,310
Wayne County Airport Authority, Refunding ARB, Series F, AMT, 5.00%, 12/01/34	8,000	8,001,264

		32,241,883

Utilities — 15.3%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,012
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,017,024
Great Lakes Water Authority Sewage Disposal System Revenue, RB, Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,248,776
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	10,000	10,029,610
Series A, Senior Lien, 5.00%, 07/01/45	1,750	1,761,351
Karegnondi Water Authority, Refunding RB 5.00%, 11/01/41	2,750	2,781,818
5.00%, 11/01/45	3,000	3,013,239
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/48	14,000	14,132,888
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/34	2,000	2,046,718
Series D-1, 5.00%, 07/01/35	750	764,238
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,024,566
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,326,949
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,064,113
Michigan Strategic Fund, RB, AMT, 4.00%, 10/01/61(d)	445	423,114

		53,644,416

Total Municipal Bonds in Michigan		546,970,003

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 4.5%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$534	$446,712
Series A-1, Restructured, 5.00%, 07/01/58	825	705,805
Series A-2, Restructured, 4.78%, 07/01/58	103	85,413
Series A-2, Restructured, 4.33%, 07/01/40	1,109	941,020
Series B-1, Restructured, 4.75%, 07/01/53	616	512,736
Series B-1, Restructured, 5.00%, 07/01/58	7,451	6,382,661
Series B-2, Restructured, 4.33%, 07/01/40	5,880	4,948,096
Series B-2, Restructured, 4.78%, 07/01/58	597	492,467
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,202	1,345,970

Total Municipal Bonds in Puerto Rico		15,860,880

Total Municipal Bonds — 160.6% (Cost: $610,463,377)		562,830,883

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Michigan — 6.8%

Education — 2.5%
Wayne State University, RB, Series A, 5.00%, 11/15/43(f)	8,530	8,680,018

Health — 2.8%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	10,002	9,793,655

State — 1.5%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	5,150	5,206,094

Total Municipal Bonds in Michigan		23,679,767

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8% (Cost: $25,039,448)		23,679,767

Total Long-Term Investments — 167.4% (Cost: $635,502,825)		586,510,650

Security	Shares	Value

Short-Term Securities

Money Market Funds —
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(g)(h)	1	$1

Total Short-Term Securities — 0.0% (Cost: $1)		1

Total Investments — 167.4% (Cost: $635,502,826)		586,510,651

Other Assets Less Liabilities — 2.5%		8,742,629

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.8)%		(13,320,400)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (66.1)%		(231,544,866)

Net Assets Applicable to Common Shares — 100.0%		$350,388,014

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2026, is $5,904,172.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,981,267	$—	$(2,981,885	)(a)	$714	$(95)	$1	1	$12,939	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	79	12/20/22	$ 8,744	$119,835
U.S. Long Bond	128	12/20/22	15,472	651,994
5-Year U.S. Treasury Note	79	12/30/22	8,425	82,998

				$854,827

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$562,830,883	$—	$562,830,883
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,679,767	—	23,679,767
Short-Term Securities
Money Market Funds	1	—	—	1

	$1	$586,510,650	$—	$586,510,651

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$854,827	$—	$—	$854,827

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(13,262,058)	$—	$(13,262,058)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(245,162,058)	$—	$(245,162,058)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

5